COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details)				0 Months Ended			12 Months Ended								1 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jun. 13, 2009 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	May 31, 2009 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	Dec. 31, 2011 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	Dec. 31, 2012 Case With Zhejiang Global [Member] USD ($)	Dec. 31, 2012 Case With Zhejiang Global [Member] CNY	Dec. 31, 2010 Case With Zhejiang Global [Member] CNY	Dec. 31, 2011 Case With Jiangsu Yangsheng [Member] CNY	Dec. 31, 2012 Case Against Cixi Boneng [Member] CNY	Dec. 31, 2011 Case Against Cixi Boneng [Member] CNY	Dec. 31, 2012 Case Against Henan Zhaoge [Member] CNY Silicon	Dec. 31, 2011 Case Against Henan Zhaoge [Member] CNY	Feb. 28, 2013 Case Against Wuxi Zhongcai [Member] CNY	Jul. 31, 2008 Case Against Wuxi Zhongcai [Member] CNY	Apr. 24, 2013 Case With COGIP S.p.A [Member] EUR (€)	Dec. 31, 2012 Case With COGIP S.p.A [Member] EUR (€)	Dec. 31, 2012 Case With COGIP S.p.A [Member] CNY
Contingencies [Line Items]
Amount of claim									14,000,000	8,000,000		24,400,000			2,700,000			€ 20,400,000
Minimum possible loss								4,800,000	4,800,000
Maximum possible loss								5,000,000	5,000,000	74,667
Amount awarded									12,000,000
Amount of claim against party												29,000,000		7,000,000	93,200,000			23,310,000.00
Settlement payment made							2,800,000	17,200,000			6,000,000
Tonnes of silicon received in settlement													10
Settlement proceeds received													1,000,000				14,000,000
Gain (loss) on settlement											17,400,000		(4,030,000)
Payment for long-term purchase agreement deposit																95,600,000
Liquidated damages claimed, interest rate per week																			0.50%
Provision for doubtful accounts receivable															93,200,000				126,000,000
Guarantor Obligations [Line Items]
Line of credit, maximum borrowing capacity				100,000,000
Line of credit, amount outstanding
Debt term				3 years
Amount of guarantee					50,000,000
Term of guarantee					3 years
Guarantee liabilities			1,500,000			1,500,000